TRADE AND OTHER PAYABLES (Schedule of trade and other payables) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Trade and other payables [abstract]
Trade payable	$ 626,683	$ 450,779		$ 1,078,041
Accrued liabilities	417,506	703,814		160,903
Total trade and other current payables	$ 1,044,189	$ 1,154,593	[1]	$ 1,238,944	[1]

[1]	Restated for change in presentation currency (note 2(c))